Income tax expense - Additional Information (Details) - CNY (¥) ¥ in Thousands	1 Months Ended	2 Months Ended	9 Months Ended	12 Months Ended				36 Months Ended
	Jan. 31, 2018	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2022
Income Tax [Line Items]
Statutory tax rate (as a percent)				25.00%	25.00%		25.00%
High and New Technology Enterprise | Shenzhen Wuxin Technology Co., Ltd.
Income Tax [Line Items]
Preferential tax rate								15.00%
Cayman Islands
Income Tax [Line Items]
Withholding tax				¥ 0
Hong Kong
Income Tax [Line Items]
Statutory tax rate (as a percent)				16.50%
Withholding income tax on dividends distributed two				5.00%
PRC
Income Tax [Line Items]
Statutory tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%	25.00%
Additional tax deduction on qualified research and development expenses (as a percent)						50.00%
Withholding income tax on dividends distributed one				10.00%
Percentage of share in FIE for withholding tax at a rate of no more than five percent				25.00%
Undistributed earnings and reserves for distribution				¥ 0	¥ 45,828
Withholding income tax for undistributed earnings of subsidiaries				¥ 0	¥ 0
PRC | Minimum
Income Tax [Line Items]
Additional tax deduction on qualified research and development expenses (as a percent)				50.00%	50.00%	50.00%
PRC | Maximum
Income Tax [Line Items]
Additional tax deduction on qualified research and development expenses (as a percent)				75.00%	75.00%	75.00%
Shenzhen
Income Tax [Line Items]
Preferential tax rate				15.00%